Accrued Expenses and Other Current Liabilities - Schedule of Estimated Grant Date Fair Value of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Estimated Grant Date Fair Value Of Share Options Abstract
Risk-free rate of return	3.62%
Volatility	36.48%
Expected dividend yield
Exercise multiple (in Dollars per share)
Fair value of underlying ordinary share (in Dollars per share)	$ 13.12
Expected terms	10 years	10 years